Related party transactions and balances	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions and balances

8     Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate.

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2023 and 2022:

Name of related parties	Relationship with the Company
DLG Ventures Pte. Ltd.	Shareholder

i) Significant transactions with related parties were as follows:

	Year ended December 31,
	2021	2022	2023	2023
	S$’000	S$’000	S$’000	US$’000
Interest expense on note from a shareholder	1	5	171	130

ii) Significant balances with related parties were as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Related parties
Note from a shareholder	-	2,850	2,160